Employees' leaving entitlement (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Defined Benefit Plans [Abstract]
Summary of Changes to Employees' Leaving Entitlement

Changes to employees’ leaving entitlement occurring during 2021 and 2020 are analysed as follows:

	31/12/21	31/12/20
Balance at beginning of year	15,747	16,121
Current service cost	103	95
Interest expense	51	123
Benefits paid	(940)	(396)
Actuarial losses	627	212
Reclassification to liabilities directly related to assets held for sale	—	(408)
Balance at end of year	15,588	15,747

Summary of Assumptions Used in Determining Present Value of Defined Benefit Obligation Related to Employee Benefit Obligation

The principal assumptions used in determining the present value of such defined benefit obligation (“DBO”) related to the employee benefit obligation are reported as follows:

	31/12/21	31/12/20
Annual discount rate	0.98%	0.34%
Annual future salary increase rate	1.75%	0.80%
Annual inflation rate	1.75%	0.80%
Annual DBO increase rate	2.81%	2.10%
Mortality	RG48 mortality tables published by the General State Accounting
Inability	National Institute for Social Security tables, by age and sex
Retirement	100% upon achievement of AGO requisites
Annual frequency of turnover	2.00%	4.00%
Annual frequency of DBO advances	2.00%	2.00%

Summary of Quantitative Sensitivity Analysis for Significant Assumptions

A quantitative sensitivity analysis for significant assumptions impacting the DBO as at December 31, 2021 and 2020 is reported as follows:

	31/12/21	31/12/20
+1% on turnover rate	(118)	(115)
-1% on turnover rate	130	127
+0.25% on annual inflation rate	232	218
-0.25% on annual inflation rate	(227)	(214)
+0.25% on annual discount rate	(362)	(340)
-0.25% on annual discount rate	375	352

Schedule of Expected Payments or Contributions to Defined Benefit Plan	The following are the expected payments of the employees’ leaving entitlement in future years:

	31/12/21	31/12/20
Within 1 year	769	1,193
Between 2 and 5 years	3,223	3,782